REVENUES FROM CONTRACTS WITH CUSTOMERS (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2024	Jan. 01, 2023
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 40,625	$ 39,983	$ 88,679	$ 80,061	$ 164,391	$ 159,859
Receivables from contracts with customers	10,500		10,500		10,100	8,900	$ 8,900	$ 8,600
Liabilities from contracts with customers	0		0		0	0		$ 0
Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	14,869	15,849	35,279	31,616	62,827	74,525
Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	25,756	24,134	53,400	48,445	101,564	85,334
Variable annuities and other insurance commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	24,575	25,025	50,653	50,070	100,434	102,218
Variable annuities and other insurance commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	10,523	11,592	20,435	21,030	40,852	52,209
Variable annuities and other insurance commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	14,052	13,433	30,218	29,040	59,582	50,009
Mutual fund commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	5,914	5,479	11,535	9,908	21,134	19,022
Mutual fund commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	854	1,107	2,065	2,525	4,204	5,422
Mutual fund commissions | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	5,060	4,372	9,471	7,383	16,930	13,600
Securities commissions
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	2,571	2,224	6,017	5,588	11,788	10,810
Securities commissions | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	2,571	2,224	6,017	5,588	11,788	10,810
Alternative investments
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	938	935	6,932	2,491	6,096	6,141
Alternative investments | Sales-based (Point in time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	921	926	6,762	2,473	5,983	6,084
Alternative investments | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	17	9	170	18	113	57
Advisory fees
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	6,627	6,320	13,542	12,004	24,939	21,668
Advisory fees | Trailing (Over time)
REVENUES FROM CONTRACTS WITH CUSTOMERS
Revenues From Contracts with Customers	$ 6,627	$ 6,320	$ 13,542	$ 12,004	$ 24,939	$ 21,668